Common shares - Summary of restricted stock awards (Details) - Restricted Stock [Member]	1 Months Ended	6 Months Ended
	Jan. 31, 2020 shares $ / shares	Jun. 30, 2020 shares $ / shares	Dec. 31, 2019 $ / shares
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares, outstanding and non-vested (in shares) | shares	3,561,742	3,561,742
Issuance of restricted stock, net of forfeitures (in shares) | shares		469,680
Number of shares, vested (in shares) | shares		(331,812)
Number of shares, forfeited (in shares) | shares		(400)
Weighted average grant date fair value, granted (in USD per share) | $ / shares	$ 36.73	$ 36.73
Weighted average grant date fair value, vested (in USD per share) | $ / shares		45.69
Weighted average grant date fair value, forfeited (in USD per share) | $ / shares		30.90
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares		$ 26.03	$ 26.45